INCOME TAXES (Schedule of Income before Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income before income taxes	$ 27,096,072	$ 16,318,357	$ 11,771,581
PRC [Member]
Income Taxes [Line Items]
Income before income taxes	23,827,863	16,533,265	11,773,448
Hong Kong [Member]
Income Taxes [Line Items]
Income before income taxes	(319,685)	(182,447)	(280)
Cayman Islands [Member]
Income Taxes [Line Items]
Income before income taxes	$ 3,587,894	$ (32,461)	$ (1,587)